Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation

Note 9. Stock-based Compensation

During the six months ended June 30, 2021 and 2020, there was $17,841 and $1,240, respectively, in stock-based compensation associated with stock options included in Research and development expense. Additionally, during the same periods there was $125,837 and $26,219, respectively, of expense associated with shares issued for services. The following table shows where the expense has been recorded.

	Six Months Ended June 30,
	2021	2020
Research and development	$29,031	$14,219
Sales and marketing	48,628	12,000
General and administrative	48,178	-
Total expense – shares issued for services	$125,837	$26,219

During the six months ended June 30, 2021, there were 450,000 options granted to certain scientific and business advisors (“Advisors”) with a weighted-average exercise price of $0.65. The options vest in equal annual installments over three years beginning in April 2021 and expire five years after grant date. During the six months ended June 30, 2020, there were 650,000 options granted to certain scientific and business advisors (“Advisors”) with a weighted-average exercise price of $0.40. The options vest in equal annual installments over three years beginning in July 2020 and expire five years after grant date. There were no options exercised, forfeited or cancelled during either period.

As of June 30, 2021, there was $53,927 of unrecognized compensation related to the 1,100,000 of outstanding options which is expected to be recognized over a weighted-average period of 22 months. The options are being expensed over the vesting period for each Advisor. The weighted-average grant date fair value for options granted during the six months ended June 30, 2021 was $0.12.

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020
Risk-free interest rate	0.21%	0.51%
Expected life of the options	3.5 years	3.5 years
Expected volatility of the underlying stock	76.3%	70.7%
Expected dividend rate	0%	0%

The risk-free interest rates are derived from the U.S. Treasury yield curve in effect on the date of grant for instruments with a remaining term similar to the expected term of the options. The expected life of the options is based on the option term. Due to the Company’s limited historical data, the expected volatility is calculated based upon the historical volatility of comparable companies whose share prices are publicly available for a sufficient period of time. The dividend rate is based on the Company never paying or having the intent to pay any cash dividends.

On March 8, 2021, the Company entered into a Consulting Agreement (“Agreement 1”) with an Investor Relations Consultant, pursuant to which the Investor Relations Consultant was to provide investor relations services to the Company for consideration of 120,000 shares of common stock of the Company (the “Share Payment”) in addition to monthly cash payments for a term of three months. Agreement 1 contains a clause providing the Company the right to cancel the shares of common stock pursuant to the terms of Agreement 1. The value of the shares were to be expensed when the Investor Relations Consultant met the terms of the Consulting Agreement. The Company notified the Consultant that the Agreement was terminated effective April 7, 2021 without the terms of the Consulting Agreement being met. The Company cancelled the Share Payment associated with the Consulting Agreement.

On March 10, 2021, the Company entered into a Consulting Agreement (“Agreement 2”) with a Legal Consultant to provide legal services to the Company for consideration of 30,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 2 is 16 months and the value of the shares is being expensed over the term.

On May 5, 2021, the Company entered into a Consulting Agreement (“Agreement 3”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 30,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 3 is three months and the value of the shares is being expensed over the term.

On June 14, 2021, the Company entered into a Consulting Agreement (“Agreement 4”) with a Strategic Advisory Consultant to provide strategic and advisory services to the Company for consideration of 20,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 4 is one month and the value of the shares is being expensed over the term.

Options outstanding at June 30, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 12, 2020	500,000	166,667	$0.40	December 31, 2024
June 27, 2020	150,000	50,000	$0.40	December 31, 2024
January 1, 2021	450,000	150,000	$0.65	December 31, 2025
Total	1,100,000	366,667

Warrants outstanding at June 30, 2021 consist of:

Date Issued	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
March 16, 2021	15,900	15,900	$0.75	March 15, 2023
May 7, 2021	53,704	53,704	$0.74	May 6, 2023
June 17, 2021	12,189	12,189	$0.83	June 16, 2023
Total	89,793	89,793

Note 6. Stock-based Compensation

During the year ended December 31, 2020, there was $7,082 in stock-based compensation associated with stock options included in Research and development expense. Additionally, during the same period there was $141,771 of expense associated with shares issued for services, $60,219 of which is included in Marketing, $24,083 in General and administrative with the balance of $57,469 in Research and development. There was no stock-based compensation during the year ended December 31, 2019.

During the year ended December 31, 2020 there were 650,000 options granted to certain scientific and business advisors (“Advisors”) with a weighted-average exercise price of $0.40. The options vest in equal annual installments over three years beginning in July 2020 and expire five years after grant date. There were no options exercised, forfeited or cancelled during the period. There were no options outstanding as of December 31, 2019.

As of December 31, 2020, there was $17,768 of unrecognized compensation related to the 650,000 of unvested options which is expected to be recognized over a weighted-average period of 18 months. The options are being expensed over the vesting period for each Advisor. The weighted-average grant date fair value for options granted during the year ended December 31, 2020 was $0.04.

The fair value of all options granted is determined using the Black-Scholes option-pricing model. The following weighted-average assumptions were used:

Year Ended December 31, 2020
Risk-free interest rate	0.51%
Expected life of the options	3.5 years
Expected volatility of the underlying stock	70.7%
Expected dividend rate	0%

The risk-free interest rates are derived from the U.S. Treasury yield curve in effect on the date of grant for instruments with a remaining term similar to the expected term of the options. The expected life of the options is based on the option term. Due to the Company’s limited historical data, the expected volatility is calculated based upon the historical volatility of comparable companies whose share prices are publicly available for a sufficient period of time. The dividend rate is based on the Company never paying or having the intent to pay any cash dividends.

On April 22, 2020, the Company entered into a Consulting Agreement (“Agreement 1”) with a Management Consultant, pursuant to which the Management Consultant will provide business, intellectual property and Food and Drug Administration (“FDA”) regulatory consulting services to the Company for consideration of a onetime stock payment of 250,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 1 is twelve months and the value of the shares is being expensed over the term.

On May 22, 2020, the Company entered into a Consulting Agreement (“Agreement 2”) with a Software Development Consultant, pursuant to which the Software Development Consultant will provide software development consulting services to the Company for consideration of a onetime stock payment of 200,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 2 is twelve months and the value of the shares is being expensed over the term.

Also on May 22, 2020, the Company entered into a Consulting Agreement (“Agreement 3”) with a Marketing Consultant, pursuant to which the Marketing Consultant was to provide marketing research consulting services to the Company for consideration of 100,000 shares of common stock of the Company (the “Share Payment”). Agreement 3 has been terminated and the value of the shares was fully expensed during the quarter ended June 30, 2020.

On August 24, 2020, the Company entered into a Consulting Agreement (“Agreement 4”) with a Business Development Consultant, pursuant to which the Business Development Consultant will provide business development consulting services to the Company for consideration of 100,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 4 is twelve months and the value of the shares is being expensed over the term.

On September 1, 2020, the Company entered into a Consulting Agreement (“Agreement 5”) with a Medical Education Consultant, pursuant to which the Medical Education Consultant will provide medical education consulting services to the Company for consideration of 75,000 shares of common stock of the Company (the “Share Payment”). The term of Agreement 5 is six months and the value of the shares is being expensed over the term.

On September 15, 2020, the Company granted 75,000 shares under an existing consulting agreement. See Note 7 for additional information.